Fees Summary	Sep. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 577,700,751.01
Previously Paid Amount	72,134.24
Total Fee Amount	88,445.98
Total Offset Amount	39,041.42
Net Fee	$ 0.00